Employee Future Benefits - Summary of Weighted Average Duration of the Defined Benefit Obligations (Detail) - yr	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension defined benefit plans [member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	9.9	9.3
Pension defined benefit plans [member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	12.5	12.3
Retiree welfare plans [Member] | U.S. plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	9.8	9.7
Retiree welfare plans [Member] | Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Weighted average duration (in years) of the defined benefit obligations	14.7	14.3